Equity - Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit (Parenthetical) (Detail)	Apr. 01, 2018	Dec. 10, 2018	Jul. 04, 2018
Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Date of acquisition	Apr. 01, 2018
Number of shares acquired	127,901
Percentage of shares owned	100.00%
Itau Administradora General de Fondos S.A. [member]
Disclosure of available for sale financial assets [line items]
Number of shares acquired		1
Percentage of shares owned		100.00%
Itau Corpbanca Corredores de Bolsa Limitada [member]
Disclosure of available for sale financial assets [line items]
Number of shares acquired			2
Percentage of shares owned			100.00%